General and administrative expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General and administrative expenses

4. General and administrative expenses

	2021	2020	2019
	€	€	€
Personnel expenses (Note 5)	(7,033,913)	(1,490,674)	(49,601)
Consulting fees	(757,233)	(1,042,195)	(990,730)
Professional fees	(2,868,684)	(943,322)	(495,326)
Accounting, tax and auditing fees	(1,306,714)	(1,275,842)	(300,841)
Facilities, communication and office expenses	(5,648,763)	(551,223)	(236,904)
Travel expenses	(143,582)	(26,773)	(167,062)
Other expenses	(590,571)	(168,462)	(85,255)
	(18,349,460)	(5,498,491)	(2,325,719)

In 2020 the Group entered into a number of lease arrangements, which were assessed to be short-term leases (with a lease term of 12 months equaling its non-cancellable period). The total outflow for the leases in 2021 was €199,111 (2020: €119,627 / 2019: € 78,897) and is included in the Facilities, communication & office expenses.

Depreciation expenses of €77,370 (2020 & 2019: €7,401 and €549 respectively) related to property, plant and equipment and leases is included in the other expenses.